TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets
	December 31,
	2016	2015
Deferred tax assets:
Operating loss carry forward	$1,381	$1,098
Reserves and allowances	5	8
Research and development	153	318

Net deferred tax asset before valuation allowance	1,539	1,424
Valuation allowance	(1,539)	(1,424)

Net deferred tax asset	$-	$-

Schedule of Income (Loss) Before Taxes
	December 31,
	2016	2015

Domestic	$3,727	$3,453
Foreign	(34)	(98)

	$3,693	$3,355

Schedule of Reconciliation of Unrecognized Tax Benefits
	Year ended December 31,
	2016	2015

Balance at beginning of year	$97	$-
Additions for current year's tax position	16	97

Balance at the end of year	$113	$97